Annual Operating Expenses {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-07 - Fidelity Advisor Mortgage Securities Fund - Fidelity Mortgage Securities Fund
Oct. 30, 2021
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%